Marketable securities and short-term investments - Summary of Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Marketable securities [Line Items]
Additions		$ 3,846
Redemption	$ (16,857)	(2,007)
Interest received	(324)	(481)
Fair value adjustments	$ 212	$ 1,116